Mineral Property, Plant and Equipment (Royalties Payable) (Details)	Dec. 31, 2025
Mulatos
Disclosure of detailed information about property, plant and equipment [line items]
Royalty rate	1.00%
Young-Davidson
Disclosure of detailed information about property, plant and equipment [line items]
Royalty rate	1.50%
Magino
Disclosure of detailed information about property, plant and equipment [line items]
Royalty rate	3.00%
Island Gold District | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Royalty rate	2.00%
Island Gold District | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Royalty rate	3.00%